COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2022 (Unaudited)

		Shares/Units	Value
COMMON STOCK	99.1%
AUSTRALIA	6.1%
REAL ESTATE—DATA CENTERS	0.9%
NEXTDC Ltd.[a]		1,005,220	$8,660,066

TOLL ROADS	5.2%
Atlas Arteria Ltd.[b]		2,388,882	11,626,403
Transurban Group[b]		3,729,692	37,684,619

			49,311,022

TOTAL AUSTRALIA			57,971,088

BRAZIL	2.3%
MARINE PORTS	1.3%
Santos Brasil Participacoes SA		7,520,498	12,036,461

TOLL ROADS	1.0%
CCR SA		3,371,510	9,701,576

TOTAL BRAZIL			21,738,037

CANADA	11.4%
DIVERSIFIED UTILITIES	0.8%
AltaGas Ltd.		345,847	7,746,043

ELECTRIC	1.0%
Emera, Inc.		191,441	9,489,740

PIPELINES—C-CORP	5.6%
Enbridge, Inc.		924,392	42,553,901
Pembina Pipeline Corp.		124,835	4,690,237
TC Energy Corp.		99,902	5,634,596

			52,878,734

RAILWAYS	4.0%
Canadian National Railway Co.		281,986	37,826,703

TOTAL CANADA			107,941,220

CHINA	3.0%
GAS DISTRIBUTION	1.6%
Enn Energy Holdings Ltd., (H shares)		1,010,500	15,092,751

MARINE PORTS	0.7%
COSCO SHIPPING Ports Ltd., (H shares)		9,142,564	7,084,986

TOLL ROADS	0.7%
Zhejiang Expressway Co., Ltd., (H shares)		7,864,000	6,605,788

TOTAL CHINA			28,783,525

		Shares/Units	Value
FRANCE	0.5%
RAILWAYS
Getlink SE		264,531	$4,764,111

GERMANY	0.6%
UTILITIES
E.ON SE		498,571	5,792,468

HONG KONG	1.7%
GAS DISTRIBUTION	0.9%
Hong Kong and China Gas Co., Ltd.		7,416,050	8,957,991

MARINE PORTS	0.8%
China Merchants Port Holdings Co., Ltd.		4,158,000	7,488,489

TOTAL HONG KONG			16,446,480

INDIA	0.9%
MARINE PORTS
Adani Ports & Special Economic Zone Ltd.		851,084	8,620,899

ITALY	1.0%
TOLL ROADS
Atlantia SpA[a]		465,429	9,677,451

JAPAN	3.0%
ELECTRIC	1.1%
Kansai Electric Power Co., Inc./The		1,060,800	9,991,852

GAS DISTRIBUTION	0.4%
Osaka Gas Co., Ltd.		235,900	4,042,422

RAILWAYS	1.5%
West Japan Railway Co.		337,000	13,963,872

TOTAL JAPAN			27,998,146

MEXICO	1.9%
AIRPORTS
Grupo Aeroportuario del Pacifico SAB de CV, Class B		1,146,099	18,475,300

NEW ZEALAND	1.4%
AIRPORTS
Auckland International Airport Ltd.[a]		2,447,311	13,241,476

PHILIPPINES	0.8%
MARINE PORTS
International Container Terminal Services, Inc.		1,808,280	7,833,602

		Shares/Units	Value
SPAIN	4.1%
AIRPORTS	2.2%
Aena SME SA, 144Aa,c		126,784	$21,134,913

COMMUNICATIONS—TOWERS	1.9%
Cellnex Telecom SA, 144Ac		369,615	17,787,499

TOTAL SPAIN			38,922,412

SWITZERLAND	0.9%
AIRPORTS
Flughafen Zurich AGa		45,222	8,116,753

THAILAND	1.9%
AIRPORTS
Airports of Thailand PCL[a]		9,195,700	18,235,870

UNITED KINGDOM	3.1%
ELECTRIC	1.6%
National Grid PLC		953,938	14,660,316

UTILITIES—WATER	1.5%
Pennon Group PLC		1,026,077	14,441,285

TOTAL UNITED KINGDOM			29,101,601

UNITED STATES	54.5%
COMMUNICATIONS—TOWERS	7.8%
American Tower Corp.		156,220	39,245,589
Crown Castle International Corp.		77,140	14,240,044
SBA Communications Corp.		60,052	20,663,893

			74,149,526

ELECTRIC	26.1%
American Electric Power Co., Inc.		285,816	28,515,862
CenterPoint Energy, Inc.		740,413	22,686,254
Duke Energy Corp.		298,520	33,332,743
Entergy Corp.		146,650	17,121,388
Evergy, Inc.		273,801	18,711,560
FirstEnergy Corp.		196,807	9,025,569
NextEra Energy, Inc.		627,895	53,188,986
PG&E Corp.[a]		549,418	6,560,051
PNM Resources, Inc.		248,935	11,866,731
Portland General Electric Co.		252,108	13,903,756
PPL Corp.		454,344	12,976,065
WEC Energy Group, Inc.		197,765	19,738,925

			247,627,890

		Shares/Units	Value
ENVIRONMENTAL SERVICES	2.1%
Waste Management, Inc.		126,781	$20,094,788

GAS DISTRIBUTION	6.8%
NiSource, Inc.[d]		642,539	20,432,740
Sempra Energy		221,293	37,203,779
Southwest Gas Holdings, Inc.		83,969	6,573,933

			64,210,452

PIPELINES—C-CORP	5.4%
Cheniere Energy, Inc.		142,558	19,765,667
DT Midstream, Inc.		199,158	10,806,313
ONEOK, Inc.		116,646	8,238,707
Targa Resources Corp.		168,596	12,723,940

			51,534,627

RAILWAYS	4.2%
Norfolk Southern Corp.		138,507	39,504,966

RENEWABLE ENERGY	0.6%
Clearway Energy, Inc.		146,233	5,338,967

UTILITIES—WATER	1.5%
American Water Works Co., Inc.		53,291	8,821,259
Essential Utilities, Inc.		113,157	5,785,718

			14,606,977

TOTAL UNITED STATES			517,068,193

TOTAL COMMON STOCK (Identified cost—$781,386,601)			940,728,632

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$781,386,601)	99.1%		940,728,632
WRITTEN OPTION CONTRACTS (Premiums received—$71,092)	(0.0)		(66,534)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.9		8,163,360

NET ASSETS	100.0%		$948,825,458

Exchange-Traded Option Contracts

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount[e]	Premiums Received	Value
Call—Nextera Energy, Inc.	$90.00	5/20/22	(279)	$(2,363,409)	$(30,132)	$(26,784)
Put—American Tower Corp.	230.00	5/20/22	(150)	(3,768,300)	(40,960)	(39,750)
			(429)	$(6,131,709)	$(71,092)	$(66,534)

Note: Percentages indicated are based on the net assets of the Fund.

[a]	Non-income producing security.
[b]	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
[c]

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $38,922,412 which represents 4.1% of the net assets of the Fund, of which 0.0% are illiquid.

[d]	All or a portion of the security is pledged in connection with written option contracts. $7,317,180 in aggregate has been pledged as collateral.
[e]	Represents the number of contracts multiplied by notional contract size multiplied by underlying price.

Sector Summary	% of Net Assets
Electric	29.8
Pipelines—C-Corp	11.0
Railways	10.2
Gas Distribution	9.7
Communications	9.7
Airports	8.3
Toll Roads	7.9
Marine Ports	4.5
Utilities	3.6
Environmental Services	2.1
Real Estate	0.9
Diversified Utilities	0.8
Renewable Energy	0.6
Other	0.9

100.0

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Australia	$57,971,088	$—	$57,971,088	$—
China	28,783,525	6,605,788	22,177,737	—
France	4,764,111	—	4,764,111	—
Germany	5,792,468	—	5,792,468	—
Hong Kong	16,446,480	—	16,446,480	—
India	8,620,899	—	8,620,899	—
Italy	9,677,451	—	9,677,451	—
Japan	27,998,146	—	27,998,146	—
New Zealand	13,241,476	—	13,241,476	—
Philippines	7,833,602	—	7,833,602	—
Spain	38,922,412	—	38,922,412	—
Switzerland	8,116,753	—	8,116,753	—
Thailand	18,235,870	—	18,235,870	—
United Kingdom	29,101,601	—	29,101,601	—
Other Countries	665,222,750	665,222,750	—	—

Total Investments in Securities(a)	$940,728,632	$671,828,538	$268,900,094	$—

Written Option Contracts	$(66,534)	$(66,534)	$—	$—

Total Derivatives Liabilities(a)	$(66,534)	$(66,534)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)(Continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

The following summarizes the volume of the Fund’s option contracts activity for the three months ended March 31, 2022:

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a),(b)	$5,409,418	$13,035,336

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents two months for purchased option contracts and three months for written option contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.